Share-based payments - Movements during the year - RSUs (Details) - RSUs											11 Months Ended	12 Months Ended
	Dec. 07, 2017 USD ($)	Sep. 07, 2017 USD ($)	May 22, 2017 USD ($)	Apr. 05, 2017 USD ($)	Nov. 18, 2016 USD ($)	Sep. 12, 2016 USD ($)	May 25, 2016 USD ($)	Nov. 23, 2015 USD ($)	Sep. 11, 2015 USD ($)	May 20, 2015 USD ($)	Dec. 06, 2016 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2016 USD ($) EquityInstruments Y	Dec. 31, 2015 USD ($) EquityInstruments Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period | EquityInstruments											30,451,268	26,489,152	30,451,268	27,405,767
Granted during the period | EquityInstruments											14,055,477		8,738,247	14,685,298
Forfeited during the period | EquityInstruments											(950,412)		(1,124,847)	(1,342,168)
Exercised during the period | EquityInstruments											(10,893,120)		(11,575,516)	(10,297,629)
Outstanding at end of period | EquityInstruments												28,701,097	26,489,152	30,451,268
Outstanding at beginning of period, WAFV											$ 0.99	$ 0.98	$ 0.99	$ 0.87
Granted during the period, WAFV	$ 1.31	$ 1.01	$ 1.09	$ 1.24	$ 1.39	$ 1.11	$ 0.82	$ 1.11	$ 0.89	$ 1.07	1.11		0.86	1.06
Forfeited during the period, WAFV											1.04		0.98	0.96
Exercised during the period, WAFV											0.97		0.91	0.79
Outstanding at end of period, WAFV												$ 1.05	$ 0.98	$ 0.99
Weighted average remaining contractual life												8 years 6 months 4 days	8 years 4 months 13 days	8 years 8 months 9 days
Weighted average closing price prior to exercise											$ 1.29		$ 0.83	$ 0.94
Dividend yield (%)												0.00%	0.00%	0.00%
Expected volatility												39.45%	39.66%	37.07%
Risk-free interest rate												1.24%	0.90%	0.60%
Expected life of share options | Y												2	2	2